Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets Text Block [Abstract]
Schedule of total intangible assets
	December 31, 2022
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	5,783	(1,331)	4,452

	December 31, 2021
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	5,783	(762)	5,021